Investment in crypto-assets-Bitcoin (Tables)	12 Months Ended
Dec. 31, 2025
Investment in crypto-assets-Bitcoin [Abstract]
Units Held, Cost Basis and the Fair Value of its Investments in Crypto Assets	The following table sets forth the units held, cost basis, and the fair value of its investments in crypto assets, as shown on the consolidated balance sheets as of December 31, 2025:

	Units	Cost basis	Fair value
Investment in crypto-assets:
Bitcoin	44.006	$5,000,000	$3,851,400
Total	44.006	$5,000,000	$3,851,400

Reconciliation of Fair Value of Company's Investment in Crypto Assets - Bitcoin
The following table presents a reconciliation of the fair value of the Company’s investment in crypto assets- Bitcoin for the year ended December 31, 2025:

Investment in crypto-assets-Bitcoin
Balance December 31, 2024	$—
Purchase of crypto assets-Bitcoin	5,000,000
Change in fair value of crypto assets-Bitcoin	(1,148,600)
Balance December 31, 2025	$3,851,400